Significant Changes in the Current Reporting Period - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 14, 2018	Jun. 30, 2019
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Up-front milestone receivable recognized during the period	$ 20,000
Amount recognized as revenue in the period	10,000	$ 10,000
Deferred consideration	$ 10,000	$ 10,000